Investments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of investments

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Listed
At fair value through OCI[1]	65.7	34.5
Unlisted
Asanko redeemable preference shares[2]	99.7	60.3
Other[3]	40.5	17.3
Investments	205.9	112.1
Asanko redeemable preference shares – recognised as an asset held for sale[2]	(99.7)	—
Total investments	106.2	112.1
[1]The listed investments comprise mainly investments in Galiano Gold Inc. (formerly Asanko Gold Inc.) of US$20.2 million (2022: US$11.7 million),
Magmatic Resources Limited of US$0.7 million (2022: US$1.2 million), Chakana Copper Corp of US$1.5 million (2022: US$2.0 million), Lefroy
Exploration Limited of US$2.6 million (2022: US$3.8 million,) Torq Resources Inc of US$2.5 million (2022: US$8.4 million), Tesoro Gold Limited of
US$4.1 million (2022: US$4.4 million) and Mineral Resources Limited of $31.2 million (2022: US$nil). Refer note 45 for further details of listed investments.
[2]Consists of 132,439,999 (2022: 132,439,999) redeemable preference shares at par value for US$132,439,999 (2022: US$132,439,999).
[3]Other comprises bonds.
The following table shows a reconciliation from the fair value at the beginning of the year to the fair value of the redeemable preference shares at the end of the year (level 3 financial instrument):

	United States Dollar
Asanko redeemable preference shares	2023	2022

Fair value at beginning of the year	60.3	94.5
Net change in fair value (recognised in OCI)	39.4	(34.2)
Fair value at end of the year	99.7	60.3
The fair value is based on the expected cash flows of the Asanko Gold Mine and this resulted in a upward fair value adjustment through other comprehensive income of US$39.4 million (2022: downward adjustment of US$34.2 million) in 2023, both years due to the change in the timing of the expected cash flows.
The key inputs used in the valuation of the fair value are the discount rate of 19.9% (2022: 16.7%), the timing of the cash flows and gold price assumptions.
Any reasonable change in the timing of the cash flows or market related discount rate could materially change the fair value of the redeemable preference shares (refer to note 41 for sensitivity analysis performed).
On 21 December 2023, Gold Fields announced the divestment of its 45% shareholding in Asanko Gold (both the preference shares and equity-accounted investee). The Asanko redeemable preference shares have been presented as an asset held for sale. Refer to notes 15 and 18 for further details.